Inventories (Tables)	12 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Schedule of Inventories
	As of June 30, 2023	As of June 30, 2022
Raw materials	179,368	—
Finished goods	286,380	—
Total Inventories	$465,748	$—